Fully Benefit-Responsive Investment Contracts - Schedule of Contract Value Between Types of Investment Contracts Held by the Plan (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at contract value (see Note 6)	$ 313,763,273	$ 343,738,308
Short-term investment fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at contract value (see Note 6)	7,235,881	10,697,898
Synthetic GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at contract value (see Note 6)	$ 306,527,392	$ 333,040,410